Discontinued operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of discontinued operations [line items]
Discontinued operations	£ 0	£ 0	£ 55
Discontinued operations
Disclosure of discontinued operations [line items]
Discontinued operations			55
Deferred tax			9
Discontinued operations, cash payment			£ 31